Note 11 - Long-term Debt - Annual Repayments Under Credit Facilities and Term Loans (Details) $ in Thousands	Dec. 31, 2022 USD ($)
2023	$ 325,611
2024	306,246
2025	443,699
2026	486,077
2027	343,568
2028 and thereafter	702,333
Total	$ 2,607,534